INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Balance at beginning of the year	$ 85
Balance at end of the year	59	$ 85
Software
Disclosure Of Intangible Assets [Line Items]
Balance at beginning of the year	85
Balance at end of the year	$ 59	85
Intangible assets amortization period (in years)	5 years
Software | COST / gross amount
Disclosure Of Intangible Assets [Line Items]
Balance at beginning of the year	$ 285	281
Additions	26	10
Disposals		(8)
Held-for-Sale (Note 19)	(35)
Exchange adjustments	1	2
Balance at end of the year	277	285
Software | DEPRECIATION / AMORTIZATION
Disclosure Of Intangible Assets [Line Items]
Balance at beginning of the year	200	155
Charge for the year	53	52
Disposals		(6)
Held-for-Sale (Note 19)	(35)
Exchange adjustments		(1)
Balance at end of the year	$ 218	$ 200